Recapitalization costs	6 Months Ended
Jun. 30, 2023
Recapitalization costs
Recapitalization costs

23Recapitalization costs

The difference in the fair value of the shares issued by the Company, the accounting acquirer, and the fair value of the SPAC’s, accounting acquiree’s, identifiable net assets represents a service received by the accounting acquirer. This difference is considered as cost of listing (recapitalization), and recorded in the condensed interim consolidated statement of profit or loss.

During the period, the Group incurred certain expenses as a result of the SPAC transaction. The following table displays the calculation of the listing costs recognized during the period:

	Number of
	shares/warrants	At Closing Date
	USD	USD

Net deficit from SPAC transferred to the Group
		18,532,095
SPAC ordinary shares outstanding	34,500,000
SPAC ordinary shares redeemed	(29,175,999)	—
Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—
Total shares issued to SPAC	13,949,001	—

Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC		121,077,329
Recapitalization costs		139,609,424